Trade And Other Payables	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Trade and Other Payables	Trade and Other Payables Information regarding Trade and other payables was as follows:

As of December 31,	2021 $000s	2020 $000s
Trade payables	11,346	8,871
Accrued expenses	17,309	9,090
Income tax payable	57	1,260
Liability settled share based awards	4,703	—
Other	2,403	2,606
Total trade and other payables	35,817	21,826